BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2013
Borrowings [Abstract]
Contratual Maturities of Borrowings
The contractual maturities of borrowings, by year, at December 31, 2013 are as follows:

	FHLB Advances	Subordinated Debt	Total
	(Dollars in Thousands)
2014	$38,736	$—	$38,736
2015	53,940	—	53,940
2016	42,306	—	42,306
2017 (1)	29,290	—	29,290
2018	10,000	—	10,000
Thereafter	2,000	8,248	10,248
Total	$176,272	$8,248	$184,520
Weighted average rate	1.57%	4.14%	1.69%

(1) Includes FHLB advance of $21.5 million that is callable during 2014.